Financial debt - Global Programs for the issuance of Notes (Details)	Nov. 16, 2016 USD ($) payment	Dec. 10, 2015 ARS ($) payment	Dec. 15, 2011 USD ($)	Dec. 02, 2010 USD ($)	Dec. 31, 2017 USD ($)	Dec. 28, 2017 USD ($)	Nov. 16, 2016 ARS ($) payment	May 26, 2016 USD ($)
Term Notes | Minimum
Financial Debt
Minimum payable amount to default					$ 20,000,000
Minimum defaulted amount to final court sentence dictamination					$ 20,000,000
Telecom Argentina | Term Notes
Financial Debt
Amortization term			5 years
Telecom Argentina | Term Notes | Maximum
Financial Debt
Principal amount			$ 500,000,000			$ 3,000,000,000
Personal | Term Notes
Financial Debt
Amortization term				5 years
Personal | Term Notes | Maximum
Financial Debt
Principal amount				$ 500,000,000				$ 1,000,000,000
Personal | Series II
Financial Debt
Principal amount		$ 149,000,000
Amortization term		36 months
Number of debt payments | payment		1
Percentage of capital settled		100.00%
Personal | Series II | Fixed interest rate | Until ninth month
Financial Debt
Borrowing interest rate		28.75%
Personal | Series II | Floating interest rate | After ninth month
Financial Debt
Floating interest rate		4.00%
Personal | Series III
Financial Debt
Principal amount							$ 721,969,404
Amortization term	18 months
Number of debt payments | payment	1						1
Percentage of capital settled	100.00%						100.00%
Personal | Series III | Floating interest rate
Financial Debt
Floating interest rate	2.90%						2.90%
Personal | Series IV
Financial Debt
Principal amount	$ 77,900,400						$ 1,207,000,000
Amortization term	24 months
Number of debt payments | payment	1						1
Percentage of capital settled	100.00%						100.00%
Personal | Series IV | Fixed interest rate
Financial Debt
Borrowing interest rate	4.85%						4.85%